Common Shares and Treasury Stock	12 Months Ended
May 31, 2026
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
15.	COMMON SHARES AND TREASURY STOCK
As of May 31, 2025 and 2026, the Company had 3,000,000,000 common shares authorized with par value of US$0.001.
The movements of the outstanding common shares and treasury stock are as follows:

	Number of common shares	Number of treasury stock
Shares outstanding as of May 31, 2024	1,647,514,863	55,110,930
Issuance of common share for NES	10,891,280	(10,891,280)
Shares repurchase (a)	(78,117,530)	78,117,530

Shares outstanding as of May 31, 2025	1,580,288,613	122,337,180

Issuance of common share for NES	11,168,860	(11,168,860)
Shares repurchase (b)	(42,388,690)	42,388,690
Cancellation (c)	—	(2,158,000)

Shares outstanding as of May 31, 2026	1,549,068,783	151,399,010

(a)
As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2025, the Company repurchased 7,811,753 ADS on the open market for total consideration of US$445,495. As of May 31, 2025, the Company had repurchased an aggregate of 14,542,010 ADSs for US$700 million from the open market before the Share Repurchase Program expired. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.

(b)
On October 27, 2025, a share repurchase program was approved by the Board of Director, under which the Company may repurchase up to an aggregate of US$300 million of its common shares and/or ADS through May 31, 2026. During the year ended May 31, 2026 the Company repurchased 3,719,979 ADS and 5,188,900 common shares on the open market for total consideration of US$230.9 million. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.

(c)	On May 12, 2026, the Company cancelled 2,158,000 common shares, which were previously repurchased and recorded as treasury stocks.